SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2022 CAD ($) Share $ / shares	Mar. 31, 2022 CAD ($) Share $ / shares	Mar. 31, 2021 CAD ($) Share $ / shares	May 19, 2022 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised in share-based payment arrangement | Share		673,333	653,333
Exercise price of share options exercised | $ / shares		$ 0.59	$ 0.57
Proceeds from exercise of options		$ 406,967	$ 370,866
Subsequent event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised in share-based payment arrangement | Share	115,000
Exercise price of share options exercised | $ / shares	$ 0.4
Proceeds from exercise of options	$ 46,000
Alliance Missions Grant				$ 1,000,000
Idea to Innovation Grant				350,000
Idea to Innovation Grant, company contribution				$ 140,000